As filed with the Securities and Exchange Commission on December 7, 2001

                                                        ----------------


                                               Registration No.  333-94489
                                                                 811-09777

                      SECURITIES AND EXCHANGE COMMISSION
                      ----------------------------------
                            WASHINGTON, D.C.  20549

                     TRANSAMERICA ACCESS VARIABLE ANNUITY

                                   FORM N-4


                       REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.
                       Post-Effective Amendment No. 3


                                      and


                         REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 4


                             SEPARATE ACCOUNT VA D
                          (Exact Name of Registrant)




                      TRANSAMERICA LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)




                            4333 Edgewood Road N.E.
                          Cedar Rapids, IA 52499-0001
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (319) 297-8468

                              Frank A. Camp, Esq.
                      Transamerica Life Insurance Company
                           4333 Edgewood Road, N.E.
                          Cedar Rapids, IA 52499-4520
                    (Name and Address of Agent for Service)


                                   Copy to:
                          Frederick R. Bellamy, Esq.
                      Sutherland, Asbill and Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2415

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies


It is proposed that this filing will become effective:

_______   immediately upon filing pursuant to paragraph (b) of Rule 485

  X        on December 31, 2001 pursuant to paragraph (b) of Rule 485

-------

_______   60 days after filing pursuant to paragraph (a)(1) of Rule 485

_______   on __________ pursuant to paragraph (a)(1) of Rule 485

_______   75 days after filing pursuant to paragraph (a)(2)

_______   on __________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information of Separate Account VA D are hereby incorporated by reference to Form N-4 Registration Statement (333-94489 and 811-09777) filed on April 30, 2001.

                      TRANSAMERICA ACCESS VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                        Supplement Dated January 1, 2002
                                     To The
                          Prospectus Dated May 1, 2001

Family Income Protector


Transamerica Life Insurance Company ("Transamerica") has developed a new version of the Family Income Protector known as the Managed Annuity Program, which is described below. As we phase out the Family Income Protector, we will phase in the Managed Annuity Program. Therefore, if you upgrade the Family Income Protector you will receive the Managed Annuity Program (where available).


Managed Annuity Program


An optional "managed annuity program" rider has been added to the policy for the Transamerica Access Variable Annuity. The rights and benefits under the managed annuity program rider are summarized below; a copy of the rider is available upon request from Transamerica.


All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The managed annuity program rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the managed annuity program rider in your state.

Please note that once the managed annuity program rider is available in your state, you may no longer purchase the family income protector rider that is described in the prospectus.

--------------------------------------------------------------------------------

The following information hereby supplements the Annuity Policy Fee Table-- Policy Owner Transaction Expenses contained in the prospectus.

                            ANNUITY POLICY FEE TABLE

------------------------------------------
 Policy Owner Transaction Expenses
------------------------------------------
 Managed Annuity Program Rider Fee * 0.35%

* For the managed annuity program, the annual rider fee is 0.35% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted. See Guaranteed Payment Fee below.

--------------------------------------------------------------------------------

The following information hereby supplements the Fee Table Examples contained in the prospectus.

EXAMPLES--TABLE C

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming both the managed annuity program and the additional death distribution have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = 5% Annually Compounding through age 80 and Annual Step-Up through age 80 (1.45%)
B = Return of Premium (1.30%)

                 This Prospectus Supplement must be accompanied
                           by the Prospectus for the
             Transamerica Access Variable Annuity dated May 1, 2001

  Subaccounts                             1     3     5    10
                                         Year Years Years Years
---------------------------------------------------------------
  Alger Aggressive Growth              A $35  $106  $181  $381
                                             ------------------
                                       B $33  $102  $174  $367
---------------------------------------------------------------
  American Century Income & Growth     A $40  $122  $206  $428
                                             ------------------
                                       B $39  $118  $199  $415
---------------------------------------------------------------
  American Century International       A $41  $125  $211  $437
                                             ------------------
                                       B $40  $121  $204  $424
---------------------------------------------------------------
  Gabelli Global Growth                A $38  $116  $197  $411
                                             ------------------
                                       B $37  $112  $190  $398
---------------------------------------------------------------
  Goldman Sachs Growth                 A $36  $110  $188  $393
                                             ------------------
                                       B $35  $106  $180  $380
---------------------------------------------------------------
  Great Companies--America SM          A $35  $108  $183  $385
                                             ------------------
                                       B $34  $103  $176  $372
---------------------------------------------------------------
  Great Companies--Global/2/           A $36  $110  $188  $393
                                             ------------------
                                       B $35  $106  $180  $380
---------------------------------------------------------------
  Great Companies--Technology SM       A $36  $110  $188  $393
                                             ------------------
                                       B $35  $106  $180  $380
---------------------------------------------------------------
  Janus Global (A/T)                   A $35  $107  $182  $384
                                             ------------------
                                       B $34  $103  $175  $370
---------------------------------------------------------------
  NWQ Value Equity                     A $35  $107  $182  $383
                                             ------------------
                                       B $33  $102  $175  $369
---------------------------------------------------------------
  Pilgrim Baxter Mid Cap Growth        A $35  $108  $184  $386
                                             ------------------
                                       B $34  $104  $176  $373
---------------------------------------------------------------
  Salomon All Cap                      A $36  $110  $188  $393
                                             ------------------
                                       B $35  $106  $180  $380
---------------------------------------------------------------
  T. Rowe Price Dividend Growth        A $36  $110  $188  $393
                                             ------------------
                                       B $35  $106  $180  $380
---------------------------------------------------------------
  T. Rowe Price Small Cap              A $36  $110  $188  $393
                                             ------------------
                                       B $35  $106  $180  $380
---------------------------------------------------------------
  Van Kampen Emerging Growth           A $35  $106  $180  $380
                                             ------------------
                                       B $33  $102  $173  $366
---------------------------------------------------------------
  Alliance Growth & Income--Class B    A $36  $109  $185  $389
                                             ------------------
                                       B $34  $105  $178  $375
---------------------------------------------------------------
  Alliance Premier Growth--Class B     A $39  $119  $202  $420
                                             ------------------
                                       B $38  $115  $195  $407
---------------------------------------------------------------
  Capital Guardian Global              A $39  $119  $202  $420
                                             ------------------
                                       B $38  $115  $195  $407
---------------------------------------------------------------
  Capital Guardian U.S. Equity         A $37  $114  $194  $405
                                             ------------------
                                       B $36  $110  $187  $392
---------------------------------------------------------------
  Capital Guardian Value               A $35  $108  $184  $387
                                             ------------------
                                       B $34  $104  $177  $374
---------------------------------------------------------------
  Dreyfus Small Cap Value              A $39  $118  $200  $416
                                             ------------------
                                       B $37  $114  $193  $403

EXAMPLES--TABLE C--continued . . . . .

  Subaccounts                                  1     3     5    10
                                              Year Years Years Years
--------------------------------------------------------------------
  Dreyfus U.S. Government Securities        A $34  $103  $176  $372
                                             -----------------------
                                            B $32  $ 99  $169  $358
--------------------------------------------------------------------
  Endeavor Asset Allocation                 A $35  $107  $181  $382
                                             -----------------------
                                            B $33  $102  $174  $368
--------------------------------------------------------------------
  Endeavor Money Market                     A $32  $ 99  $168  $357
                                             -----------------------
                                            B $31  $ 94  $161  $343
--------------------------------------------------------------------
  Endeavor Enhanced Index                   A $35  $107  $181  $382
                                             -----------------------
                                            B $33  $102  $174  $368
--------------------------------------------------------------------
  Endeavor High Yield                       A $38  $114  $194  $406
                                             -----------------------
                                            B $36  $110  $187  $393
--------------------------------------------------------------------
  Endeavor Janus Growth                     A $35  $106  $180  $380
                                             -----------------------
                                            B $33  $102  $173  $366
--------------------------------------------------------------------
  Jennison Growth                           A $36  $110  $188  $393
                                             -----------------------
                                            B $35  $106  $180  $380
--------------------------------------------------------------------
  T. Rowe Price Equity Income               A $35  $107  $183  $384
                                             -----------------------
                                            B $34  $103  $176  $371
--------------------------------------------------------------------
  T. Rowe Price Growth Stock                A $35  $108  $183  $385
                                             -----------------------
                                            B $34  $103  $176  $372
--------------------------------------------------------------------
  T. Rowe Price International Stock         A $37  $112  $191  $400
                                             -----------------------
                                            B $35  $108  $184  $386
--------------------------------------------------------------------
  Janus Aspen--Aggressive Growth--          A $35  $108  $184  $386
                                             -----------------------
   Service Shares                           B $34  $104  $176  $373
--------------------------------------------------------------------
  Janus Aspen--Strategic Value--            A $41  $125  $211  $437
                                             -----------------------
   Service Shares                           B $40  $121  $204  $424
--------------------------------------------------------------------
  Janus Aspen--Worldwide Growth--           A $36  $109  $185  $389
                                             -----------------------
   Service Shares                           B $34  $105  $178  $375
--------------------------------------------------------------------
  Transamerica VIF Growth                   A $35  $106  $180  $380
                                             -----------------------
                                            B $33  $102  $173  $366
--------------------------------------------------------------------
  Transamerica VIF Small Company            A $38  $116  $197  $411
                                             -----------------------
                                            B $37  $112  $190  $398
--------------------------------------------------------------------
  Fidelity--VIP Equity-Income               A $34  $105  $179  $378
                                             -----------------------
   Service Class 2                          B $33  $101  $172  $364
--------------------------------------------------------------------
  Fidelity--VIP Growth                      A $35  $108  $183  $385
                                             -----------------------
   Service Class 2                          B $34  $103  $176  $372
--------------------------------------------------------------------
  Fidelity--VIP II Contrafund(R)            A $35  $108  $184  $386
                                             -----------------------
   Service Class 2                          B $34  $104  $176  $373
--------------------------------------------------------------------
  Fidelity--VIP III Growth Opportunities    A $36  $109  $185  $389
                                             -----------------------
   Service Class 2                          B $34  $105  $178  $375
--------------------------------------------------------------------
  Fidelity--VIP III Mid Cap                 A $36  $110  $187  $393
                                             -----------------------
   Service Class 2                          B $35  $106  $180  $379

--------------------------------------------------------------------------------

The following information hereby supplements "Section 10. ADDITIONAL FEATURES" contained in the prospectus.

Managed Annuity Program

The optional "managed annuity program" assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a managed annuity program payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The managed annuity program rider will not be issued if you are 91 years old or older (earlier, if required by state law).

You can annuitize under the managed annuity program (subject to the conditions described below) at the greater of the adjusted policy value or the minimum income base.

Minimum Income Base. The minimum income base on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date, the minimum income base is:
 .  the minimum income base on the rider date; plus
 .  any subsequent premium payments; minus
 .  any subsequent surrenders;
 .  each of which is accumulated at the annual growth rate from the date of each transaction; minus
 .  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum income base may only be used to annuitize using the managed annuity program payment options and may not be used with any other annuity payment options. The managed annuity program payment options are:
 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
 .  You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
 .  The annuitant dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
 .  We will make only one (two, three, etc.) annuity payments.

IF:
 .  You annuitize using the managed annuity program before the 10th rider anniversary;
THEN:
 .  the first payment will be calculated with an annuity factor age adjustment.
   See "Annuity Factor Age Adjustment" below.

Annuity Factor Age Adjustment. If you annuitize using the managed annuity program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age. This results in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. If you are over 84 (earlier if required by state law) when you elect the rider or upgrade your minimum income base, you will be subject to an annuity factor age adjustment if you annuitize under the rider. The age adjustment is as follows:

             Number of Years                              Age Adjustment:
                Since the                                 Number of Years
               Rider Date                             Subtracted from Your Age
                  ------------------------------------------------------------
                  0-1                                            10
                  ------------------------------------------------------------
                  1-2                                             9
                  ------------------------------------------------------------
                  2-3                                             8
                  ------------------------------------------------------------
                  3-4                                             7
                  ------------------------------------------------------------
                  4-5                                             6
                  ------------------------------------------------------------
                  5-6                                             5
                  ------------------------------------------------------------
                  6-7                                             4
                  ------------------------------------------------------------
                  7-8                                             3
                  ------------------------------------------------------------
                  8-9                                             2
                  ------------------------------------------------------------
                  9-10                                            1
                  ------------------------------------------------------------
                  >10                                             0

The minimum income base is used solely to calculate the managed annuity program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the managed annuity program should be regarded as a safety net. The costs of annuitizing under the managed annuity program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the initial payment guarantee option (see prospectus for details) also provides for a minimum payout level, and it uses actuarial factors (such as a 5.0% AIR) that provide for higher payment levels for a given policy value than the managed annuity program. You should carefully consider these factors, since electing annuity payments under the managed annuity program will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the policy value after the first rider anniversary and before your 91st birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value used will be the policy value calculated immediately after we receive all necessary information to complete the upgrade.

If you upgrade:
 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
 .  the new fees, thresholds and factors may be higher (or lower) than before;
   and
 .  the new annual growth rate may be lower (or higher) than before.

Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum income base on the applicable policy anniversary.

Conditions of Exercise of the Managed Annuity Program. You can only annuitize using the managed annuity program within the 30 days after a policy anniversary after the managed annuity program is elected. You cannot, however, annuitize using the managed annuity program after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the managed annuity program on page one of the rider.

NOTE CAREFULLY:
 .  If you annuitize at any time other than indicated above, you cannot use the managed annuity program.
 . If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."

Guaranteed Minimum Stabilized Payments. Annuity payments under the managed annuity program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the managed annuity program, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Program Rider Fee. A rider fee, currently 0.35% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum income base.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the managed annuity program rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The managed annuity program will terminate upon the earliest of the following:
 . the date we receive written notice from you requesting termination of the managed annuity program (you may not terminate the rider before the first rider anniversary);
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the managed annuity program);
 .  upgrade of the minimum income base (although a new rider will be issued);
 .  termination of your policy; or
 . 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The managed annuity program may vary by state and may not be available in all states. For policies sold in New Jersey, certain provisions of the managed annuity program differ from the above description. New Jersey residents should see the separate supplement describing the managed annuity program for New Jersey.

                      TRANSAMERICA ACCESS VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                        Supplement Dated January 1, 2002
                                     To The
             Statement of Additional Information Dated May 1, 2001

An optional managed annuity program rider has been added to the policy for the Transamerica Access Variable Annuity. Additional rights and benefits under the managed annuity program rider are summarized below; however, the description of the managed annuity program contained in this statement of additional information supplement is qualified in its entirety by reference to the policy rider for the managed annuity program, a copy of which is available upon request from Transamerica Life Insurance Company ("Transamerica").

All capitalized terms used, which are not defined in this supplement, shall have the same meanings as the same terms used in the prospectus.

The managed annuity program rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the managed annuity program rider in your state.

--------------------------------------------------------------------------------

                MANAGED ANNUITY PROGRAM--ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "managed annuity program" for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume the following:
  .  there were no subsequent premium payments or withdrawals;
  .  there were no premium taxes;
  .  the $100,000 premium is subject to the managed annuity program;
  . the annuitant is (or both annuitants are) 60 years old when the rider is issued;
  . the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the managed annuity program rider);
     and
  .  there was no upgrade of the minimum income base.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

    This Statement of Additional Information Supplement must be accompanied by the Statement of Additional Information for the
             Transamerica Access Variable Annuity dated May 1, 2001

Life Only = Life Annuity with No          Life 10 = Life Annuity with 10
             Period Certain               Certain Years


  Rider Anniversary at
     Exercise Date             Male             Female       Joint & Survivor
------------------------------------------------------------------------------
                         Life Only Life 10 Life Only Life 10 Life Only Life 10
------------------------------------------------------------------------------
      10 (age 70)         $1,112   $1,049   $1,035   $  999   $  876   $  872
------------------------------------------------------------------------------
           15             $1,788   $1,606   $1,663   $1,546   $1,366   $1,349
------------------------------------------------------------------------------
      20 (age 80)         $2,960   $2,441   $2,777   $2,393   $2,200   $2,117

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Withdrawals will affect the minimum income base as follows: Each policy year, withdrawals up to the limit of a maximum annual amount (the minimum income base on the last policy anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Withdrawals over this amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess withdrawal multiplied by the percentage reduction in the policy value resulting from the excess withdrawal. The maximum annual amount will always be a relatively small fraction of the minimum income base.

Examples of the effect of withdrawals on the minimum income base are as follows:

                                   EXAMPLE 1
--------------------------------------------------------------------------------
                                  Assumptions
--------------------------------------------------------------------------------
  .minimum income base on last policy anniversary:    $10,000
--------------------------------------------------------------------------------
  .minimum income base at time of withdrawal:         $10,500
--------------------------------------------------------------------------------
  .policy value at time of withdrawal:                $15,000
--------------------------------------------------------------------------------
  .gross withdrawal amount:                           $500
--------------------------------------------------------------------------------
  .prior withdrawal in current policy year:           None
--------------------------------------------------------------------------------
                                  Calculations
--------------------------------------------------------------------------------
  .maximum annual amount:                             $10,000 X 6% = $600
--------------------------------------------------------------------------------
  .policy value after withdrawal:                     $15,000 - $500 = $14,500
--------------------------------------------------------------------------------
  .minimum income base after withdrawal:              $10,500 - $500 = $10,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   EXAMPLE 2
--------------------------------------------------------------------------------
                                  Assumptions
--------------------------------------------------------------------------------
  .minimum income base on last policy anniversary:    $10,000
--------------------------------------------------------------------------------
  .minimum income base at time of withdrawal:         $10,500
--------------------------------------------------------------------------------
  .policy value at time of withdrawal:                $15,000
--------------------------------------------------------------------------------
  .gross withdrawal amount:                           $1,500
--------------------------------------------------------------------------------
  .prior withdrawal in current policy year:           $1,000
--------------------------------------------------------------------------------
                                  Calculations
--------------------------------------------------------------------------------
  .maximum annual remaining amount:                   $0.0
--------------------------------------------------------------------------------
   (since prior withdrawals have exceeded the current year free amount of $600
    [$10,000 X 6% = $600])
--------------------------------------------------------------------------------
  .policy value after withdrawal:                     $15,000 - $1,500 = $13,500
--------------------------------------------------------------------------------
   (since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)
--------------------------------------------------------------------------------
  .minimum income base after withdrawal:  $10,500 - (10% X $10,500) = $9,450
--------------------------------------------------------------------------------

                                   EXAMPLE 3
--------------------------------------------------------------------------------
                                  Assumptions
--------------------------------------------------------------------------------
  .minimum income base on last policy
   anniversary:                                $10,000
--------------------------------------------------------------------------------
  .minimum income base at time of withdrawal:  $10,500
--------------------------------------------------------------------------------
  .policy value at time of withdrawal:         $7,500
--------------------------------------------------------------------------------
  .gross withdrawal amount:                    $1,500
--------------------------------------------------------------------------------
  .prior withdrawal in current policy year:    $1,000
--------------------------------------------------------------------------------
                                  Calculations
--------------------------------------------------------------------------------
  .maximum annual amount:                      $0.0
--------------------------------------------------------------------------------
   (prior withdrawals have exceeded the current year free amount of $600
    [$10,000 X 6% = $600])
--------------------------------------------------------------------------------
  .policy value after withdrawal:              $7,500 - $1,500 = $6,000
--------------------------------------------------------------------------------
   (since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)
--------------------------------------------------------------------------------
  .minimum income base after withdrawal:       $10,500 - (20% X $10,500) =
                                                $8,400
--------------------------------------------------------------------------------

The amount of the first payment provided by the managed annuity program will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the managed annuity program rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, number of years since the rider date, and the managed annuity program payment option selected and is based on a assumed investment return of 3% and the "2000 Table", using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). Subsequent payments will be calculated as described in the managed annuity program rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the managed annuity program will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

     (b)  Exhibits:

          (1)  (a)    Resolution of the Board of Directors of PFL Life Insurance
                      Company authorizing establishment of the Mutual Fund
                      Account. Note 5.

          (2)         Not Applicable.

          (3)  (a)    Principal Underwriting Agreement by and between PFL Life
                      Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation.
                      Note 5.

               (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 5.

          (4)  (a)    Form of Group Master Policy and Optional Riders for the
                      Access Variable Annuity. Note 6.

               (a)(1) Form of Policy Endorsement (Additional Death
                      Distribution) Note 13


               (a)(2) Form Policy Endorsement (Managed Annuity Program). Note 14

               (b)    Form of Group Certificate for the Access Variable Annuity.
                      Note 6.

               (b)(1) Form of Policy Endorsement (Additional Death
                      Distribution) Note 13.


               (b)(2) Form of Policy Endorsement (Managed Annuity Program).
                      Note 14.


               (c)    Form of Individual Policy for the Access Variable Annuity.
                      Note 5.

               (c)(1) Form of Policy Endorsement (Additional Death
                      Distribution). Note 10

               (c)(2) Form of Policy Endorsement (Managed Annuity Program)
                      Note 12.


          (5)  (a)    Form of Group Master Application for the Access Variable
                      Annuity. Note 6.

               (b) Form of Group Certificate Enrollment Application for the Access Variable Annuity. Note 6.


          (5)  (b)(1) Amended form of Group Certificate Enrollment Application for the Transamerica Access Variable Annuity. Note 10

               (c) Form of Individual Application for the Access Variable Annuity. Note 5.


          (5)  (c)(1) Amended form of Individual Application for the
                      Transamerica Access Variable Annuity. Note 10

          (6)  (a)    Articles of Incorporation of PFL Life Insurance Company.
                      Note 5.

               (b)    ByLaws of PFL Life Insurance Company. Note 5.

          (7)         Not Applicable.

          (8)  (a)    Participation Agreement by and between PFL Life Insurance
                      Company, Endeavor Management Co. and Endeavor Series
                      Trust. Note 1.

               (a)(1) Amendment No. 6 to Participation Agreement by and between
                      PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 5.


               (a)(2) Amendment to Schedule A of the Participation Agreement by
                      and between PFL Life Insurance Company and Endeavor Series Trust. Note 8

               (b) Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company, and Addendums thereof. Note 2.

               (b)(1) Amendment No. 12 to Participation Agreement among WRL
                      Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 5.


               (b)(2) Amendment No. 15 to Participation Agreement among WRL
                      Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 8

               (b)(3) Amendment No. 17 to Participation Agreement among WRL
                      Series Fund, Inc., Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note
                      10

               (c) Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc.
                      Note 6.

          (8)  (c)(1) Termination of Participation Agreement (Transamerica).
                      Note 12.


          (8)  (c)(2) Participation Agreement (Transamerica). Note 12.


          (8)  (c)(3) Addendum to Participation Agreement (Transamerica). Note
                      12.


               (d) Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 3.

               (d)(1) Amended Schedule A to Participation Agreement by and
                      between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 6

               (d)(2) Form of Amended Schedule A to Participation Agreement by
                      and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 10

               (d)(3) Amendment No. 4 to Participation Agreement by and between
                      Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company.
                      Note 11

               (d)(4) Amendment No. 4 to Participation Agreement by and between
                      Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company.
                      Note 11

               (d)(5) Amended Schedule A to Participation Agreement by and
                      between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company.
                      Note 11

               (e) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 4.

               (e)(1) Amended Schedule A to Participation Agreement between
                      Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company.
                      Note 6

               (e)(2) Amendment No. 2 to Participation Agreement by and between
                      Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 11

               (e)(3) Amended Schedule A to Participation Agreement by and
                      between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 11


               (f) Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 7

               (f)(1) Amendment No. 2 to Participation Agreement by and between
                      Janus Aspen Series and PFL Life Insurance Company. Note 8

          (8)  (g)    Participation Agreement by and among Alliance Variable
                      Products Series Fund, PFL Life Insurance Company, AFSG
                      Securities Corporation. Note 9

               (g)(1) Amendment No. 2 to Participation Agreement by and among
                      Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 12


          (9)         Opinion and Consent of Counsel. Note 6.

          (10) (a)    Consent of Independent Auditors. Note 10.

          (10) (b)    Opinion and Consent of Actuary. Note 10.

          (11)        Not applicable.

          (12)        Not applicable.

          (13)        Performance Data Calculations. Note 10.

          (14) Powers of Attorney. (P.S. Baird, C.D. Vermie, W.L. Busler, L.N. Norman, D.C. Kolsrud, R.J. Kontz, B.K. Clancy) Note
                      5. Bart Herbert, Jr., Note 10.

Note 1. Incorporated herein by reference to the Endeavor Series Trust Post-Effective Amendment No. 14, Exhibit No. 6 (File No. 33-27352), filed on April 29, 1996.

Note 2. Incorporated herein by reference to the Atlas Portfolio Builder Variable Annuity filing of Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.

Note 3. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

Note 4. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

Note 5. Filed with Initial Filing on Form N-4 Registration No. 333-94489 on January 12, 2000.

Note 6. Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-94489) on April 27, 2000.

Note 7. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.

Note 8. Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (333-94489) on October 3, 2000.

Note 9. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28,
          2000.

Note 10. Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (333-94489) on April 30, 2001.


Note 11. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.


Note 12. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.

Note 13.  Filed herewith.

Note 14.  To be filed by amendment.

Item 25.  Directors and Officers of the Depositor



Name and Business Address                       Principal Positions and Offices with Depositor
-------------------------                        ---------------------------------------------
Larry N. Norman                                 Director and President
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Patrick S. Baird                                Director, Senior Vice President and Chief
4333 Edgewood Road, N.E.                        Operating Officer
Cedar Rapids, Iowa 52499-0001

Craig D. Vermie                                 Director, Vice President, Secretary and
4333 Edgewood Road, N.E.                        General Counsel
Cedar Rapids, Iowa 52499-0001

Douglas C. Kolsrud                              Director, Senior Vice President, Chief
4333 Edgewood Road, N.E.                        Investment Officer and Corporate Actuary
Cedar Rapids, Iowa 52499-0001

Bart Herbert, Jr.                               Director, Executive Vice President and
4333 Edgewood Road, N.E.                        Chairman of the Board
Cedar Rapids, Iowa 52499-0001

Robert J. Kontz                                 Vice President and Corporate Controller
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Brenda K. Clancy                                Vice President, Treasurer and Chief Financial
4333 Edgewood Road, N.E.                        Officer
Cedar Rapids, Iowa 52499-0001

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

                                Jurisdiction of     Percent of Voting
Name                             Incorporation      Securities Owned               Business
----                            ---------------     -----------------              --------
AEGON N.V.                      Netherlands         51.16% of Vereniging           Holding company
                                                    AEGON Netherlands
                                                    Membership Association

Groninger Financieringen B.V.   Netherlands         100% AEGON N.V.                Holding company

AEGON Netherland N.V.           Netherlands         100% AEGON N.V.                Holding company

AEGON Nevak Holding B.V.        Netherlands         100% AEGON N.V.                Holding company

AEGON International N.V.        Netherlands         100% AEGON N.V.                Holding company

Voting Trust Trustees:          Delaware                                           Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation  Delaware            100% Voting Trust              Holding company

Short Hills Management Company  New Jersey          100% AEGON U.S.                Holding company
                                                    Holding Corporation

COPRA Reinsurance Company       New York            100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON Management Company        Indiana             100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON USA, Inc.                 Iowa                100% AEGON U.S.                Holding company

RCC North America Inc.          Delaware            100% AEGON U.S.                Real estate

Transamerica Holding Company    Delaware            100% AEGON USA, Inc.           Holding company

AEGON Funding Corp.             Delaware            100% Transamerica              Issue debt
                                                    Holding Corporation            securities-net
                                                                                   proceeds used to
                                                                                   make loans to
                                                                                   affiliates

First AUSA Life Insurance       Maryland            100% Transamerica Holding      Insurance holding
Company                                             Company                        company

AUSA Life Insurance             New York            82.33% First AUSA Life         Insurance
Company, Inc.                                       Insurance Company
                                                    17.67% Veterans Life
                                                    Insurance Company

Life Investors Insurance        Iowa                100% First AUSA Life Ins. Co.  Insurance
Company of America


Life Investors Alliance, LLC    Delaware            100% LIICA                     Purchase, own, and
                                                                                   hold the equity
                                                                                   interest of other
                                                                                   entities

Great American Insurance        Iowa                100 % LIICA                    Marketing
Agency, Inc.

Bankers United Life             Iowa                100% Life Investors            Insurance
Assurance Company                                   Insurance Company of America


Transamerica Life Insurance     Iowa                100% First AUSA Life Ins. Co.  Insurance
Company

AEGON Financial Services        Minnesota           100% PFL Life Insurance Co.    Marketing
Group, Inc.

AEGON Assignment Corporation    Kentucky            100% AEGON Financial           Administrator of
of Kentucky                                         Services Group, Inc.           structured
                                                                                   settlements

AEGON Assignment Corporation    Illinois            100% AEGON Financial           Administrator of
                                                    Services Group, Inc.           structured
                                                                                   settlements

Southwest Equity Life Ins. Co.  Arizona             100% of Common Voting Stock    Insurance
                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance    Arizona             100% of Common Voting Stock    Insurance
Co.                                                 First AUSA Life Ins. Co.

Western Reserve Life            Ohio                100% First AUSA Life Ins. Co.  Insurance
 Assurance Co. of Ohio

WRL Series Fund, Inc.           Maryland            Various                        Mutual fund

WRL Investment Services, Inc.   Florida             100% Western Reserve Life      Provides
                                                    Assurance Co. of Ohio          administration for
                                                                                   affiliated mutual
                                                                                   fund

WRL Investment                  Florida             100% Western Reserve Life      Registered
Management, Inc.                                    Assurance Co. of Ohio          Investment advisor

ISI Insurance Agency, Inc.      California          100% Western Reserve Life      Insurance agency
and Subsidiaries                                    Assurance Co. of Ohio

ISI Insurance Agency            Alabama             100% ISI Insurance Agency,     Insurance agency
of Alabama, Inc.                                    Inc.

ISI Insurance Agency            Ohio                100% ISI Insurance Agency,     Insurance agency
of Ohio, Inc.                                       Inc.

ISI Insurance Agency            Massachusetts       100% ISI Insurance Agency,     Insurance agency
of Massachusetts, Inc.                              Inc.

ISI Insurance Agency            Texas               100% ISI Insurance Agency,     Insurance agency
of Texas, Inc.                                      Inc.



ISI Insurance Agency            Hawaii             100% ISI Insurance Agency,      Insurance agency
of Hawaii, Inc.                                                 Inc.

ISI Insurance Agency            New Mexico         100% ISI Insurance Agency,      Insurance agency
of New Mexico, Inc.                                Inc.

AEGON Equity Group, Inc.        Florida            100% Western Reserve Life       Insurance agency
                                                   Assurance Co. of Ohio

Monumental General Casualty     Maryland           100% First AUSA Life Ins. Co.   Insurance
Co.

United Financial Services,      Maryland           100% First AUSA Life Ins. Co.   General agency
Inc.

Bankers Financial Life Ins.     Arizona            100% First AUSA Life Ins. Co.   Insurance
Co.

The Whitestone Corporation      Maryland           100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.             Iowa               100% First AUSA Life Ins. Co.   Holding company

Monumental General Life         Puerto Rico        51% First AUSA Life             Insurance
Insurance Company of                               Insurance Company
Puerto Rico                                        49% Baldrich & Associates
                                                   of Puerto Rico

AUSA Holding Company            Maryland           100% AEGON USA, Inc.            Holding company

Monumental General Insurance    Maryland           100% AUSA Holding Co.           Holding company
Group, Inc.

Trip Mate Insurance Agency,     Kansas             100% Monumental General         Sale/admin. of
Inc.                                               Insurance Group, Inc.           travel insurance

Monumental General              Maryland           100% Monumental General         Provides management
Administrators, Inc.                               Insurance Group, Inc.           srvcs. to
                                                                                   unaffiliated third
                                                                                   party administrator

National Association            Maryland           100% Monumental General         Provides actuarial
Management and Consultant                          Administrators, Inc.            consulting services
Services, Inc.

Monumental General Mass         Maryland           100% Monumental General         Marketing arm for
Marketing, Inc.                                    Insurance Group, Inc.           sale of mass
                                                                                   marketed insurance
                                                                                   coverage

Transamerica Capital, Inc.      California         100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company     California         100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation  Iowa               100% AUSA Holding Co.           Third party
                                                                                   administrator


Investors Warranty of           Iowa             100% AUSA Holding Co.            Provider of
America, Inc.                                                                     automobile extended
                                                                                  maintenance contracts

Massachusetts Fidelity Trust    Iowa             100% AUSA Holding Co.            Trust company
Co.

Money Service, Inc.             Delaware         100% AUSA Holding Co.            Provides financial
                                                                                  counseling for
                                                                                  employees and agents
                                                                                  of affiliated
                                                                                  companies

ADB Corporation, L.L.C.         Delaware         100% Money Services, Inc.        Special purpose
                                                                                  limited Liability
                                                                                  company

ORBA Insurance Services, Inc.   California       26.91% Money Services, Inc.      Insurance agency

Great Companies, L.L.C.         Iowa             30% Money Services, Inc.         Markets & sells
                                                                                  mutual funds &
                                                                                  individually managed
                                                                                  accounts

Roundit, Inc.                   Maryland         50% AUSA Holding Co.             Financial services

Zahorik Company, Inc.           California       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                       Alabama          100% Zahorik Company, Inc.       Insurance agency

Zahorik Texas, Inc.             Texas            100% Zahorik Company, Inc.       Insurance agency

Long, Miller & Associates,      California       33-1/3% AUSA Holding Co.         Insurance agency
L.L.C.

AEGON Asset Management          Delaware         100% AUSA Holding Co.            Registered investment
Services, Inc.                                                                    advisor

InterSecurities, Inc.           Delaware         100% AUSA Holding Co.            Broker-Dealer

Associated Mariner Financial    Michigan         100% InterSecurities, Inc.       Holding company/
Group, Inc.                                                                       management services


Associated Mariner Ins. Agency  Massachusetts    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                           Agency, Inc.

Associated Mariner Agency       Ohio             100% Associated Mariner          Insurance agency
Ohio, Inc.                                       Agency, Inc.

Associated Mariner Agency       Texas            100% Associated Mariner          Insurance agency
Texas, Inc.                                      Agency, Inc.

PIA 2000-A, L.P.                Delaware         Intersecurities, Inc. is the     Private placement
                                                 General Partner                  investment limited
                                                                                  partnership

Idex Investor Services, Inc.    Florida          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.           Delaware         100% AUSA Holding Co.            Investment advisor



IDEX Mutual Funds               Massachusetts    Various                          Mutual fund

Diversified Investment          Delaware         100% AUSA Holding Co.            Registered investment
Advisor, Inc.                                                                     advisor

Diversified Investors           Delaware         100% Diversified Investment      Broker-Dealer
Securities Corp.                                 Advisors, Inc.

George Beram & Company, Inc.    Massachusetts    100% Diversified Investment      Employee benefit and
                                                 Advisors, Inc.                   actuarial consulting

AEGON USA Securities, Inc.      Iowa             100% AUSA Holding Co.            Broker-Dealer
                                                                                  (De-registered)

Creditor Resources, Inc.        Michigan         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources          Canada           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment            Iowa             100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                Iowa             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                    administrative and
                                                                                  real estate investment

AEGON USA Real Estate           Delaware         100% AEGON USA Realty            Real estate and
Services, Inc.                                   Advisors, Inc.                   mortgage holding
                                                                                  company

QSC Holding, Inc.               Delaware         100% AEGON USA Realty            Real estate and
                                                 Advisors, Inc.                   financial software
                                                                                  production and sales

Landauer Associates, Inc.       Delaware         100% AEGON USA Realty            Real estate counseling
                                                 Advisors, Inc.

Landauer Realty Associates,     Texas            100% Landauer Associates, Inc.   Real estate counseling
Inc.

Realty Information Systems,     Iowa             100% AEGON USA Realty            Information Systems
Inc.                                             Advisors, Inc.                   for real estate
                                                                                  investment management

USP Real Estate Investment      Iowa             12.89% First AUSA Life Ins. Co.  Real estate
Trust                                            13.11% PFL Life Ins. Co.         investment trust
                                                 4.86% Bankers United Life
                                                 Assurance Co.

RCC Properties Limited          Iowa             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                      Inc. is General Partner and 5%
                                                 owner.

Commonwealth General            Delaware         100% Transamerica Holding        Holding company
Corporation ("CGC")                              Company

AFSG Securities Corporation     Pennsylvania     100% CGC                         Broker-Dealer


Benefit Plans, Inc.             Delaware         100% CGC                         TPA for Peoples
                                                                                  Security Life
                                                                                  Insurance Company

AEGON Alliances, Inc.           Virginia         100% Benefit Plans, Inc.         General agent

Capital 200 Block Corporation   Delaware         100% CGC                         Real estate holdings

Commonwealth General            Kentucky         100% CGC                         Administrator of
Assignment Corporation                                                            structured settlements

AEGON Institutional Markets,    Delaware         100% CGC                         Provider of
Inc.                                                                              investment, marketing
                                                                                  and admin. services
                                                                                  to ins. cos.

Monumental Agency Group, Inc.   Kentucky         100% CGC                         Provider of services
                                                                                  to insurance companies

Ampac Insurance Agency, Inc.    Pennsylvania     100% CGC                         Provider of
(EIN 23-1720755)                                                                  management support
                                                                                  services

Compass Rose Development        Pennsylvania     100% Ampac Insurance             Special-purpose
Corporation                                      Agency, Inc.                     subsidiary

Financial Planning Services,    Dist. Columbia   100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Frazer Association              Illinois         100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                Agency, Inc.

National Home Life Corporation  Pennsylvania     100% Ampac Insurance             Special-purpose
                                                 Agency, Inc.                     subsidiary

Valley Forge Associates, Inc.   Pennsylvania     100% Ampac Insurance             Furniture & equipment
                                                 Agency, Inc.                     lessor

Veterans Benefit Plans, Inc.    Pennsylvania     100% Ampac Insurance             Administrator of
                                                 Agency, Inc.                     group insurance
                                                                                  programs

Veterans Insurance Services,    Delaware         100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Academy Insurance Group, Inc.   Delaware         100% CGC                         Holding company

Academy Life Insurance Co.      Missouri         100% Academy Insurance           Insurance company
                                                 Group, Inc.

Pension Life Insurance          New Jersey       100% Academy Life                Insurance company
Company of America                               Insurance Company

FED Financial, Inc.             Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary



Ammest Development Corp. Inc.   Kansas           100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ammest Insurance Agency, Inc.   California       100% Academy Insurance           General agent
                                                 Group, Inc.

Ammest Massachusetts            Massachusetts    100% Academy Insurance           Special-purpose
Insurance Agency, Inc.                           Group, Inc.                      subsidiary

Ammest Realty, Inc.             Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ampac, Inc.                     Texas            100% Academy Insurance           Managing general agent
                                                 Group, Inc.

Ampac Insurance Agency, Inc.    Pennsylvania     100% Academy Insurance           Special-purpose
(EIN 23-2364438)                                 Group, Inc.                      subsidiary

Force Financial Group, Inc.     Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Force Financial Services, Inc.  Massachusetts    100% Force Financial Group,      Special-purpose
                                                 Inc.                             subsidiary

Military Associates, Inc.       Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOAA Management Company        Texas            100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOA Motor Club, Inc.           Georgia          100% Academy Insurance           Automobile club
                                                 Group, Inc.

Unicom Administrative           Pennsylvania     100% Academy Insurance           Provider of admin.
Services, Inc.                                   Group, Inc.                      services

Unicom Administrative           Germany          100% Unicom Administrative       Provider of admin.
Services, GmbH                                   Services, Inc.                   services

Capital General Development     Delaware         100% CGC                         Holding company
Corporation

Monumental Life                 Maryland         73.33% Capital General           Insurance company
Insurance Company                                Development Company
                                                 26.77% First AUSA Life
                                                 Insurance Company

AEGON Special Markets           Maryland         100% Monumental Life             Marketing company
Group, Inc.                                      Insurance Company

Peoples Benefit Life            Iowa             3.7% CGC                         Insurance company
Insurance Company                                20.0% Capital Liberty, L.P.
                                                 76.3% Monumental Life
                                                 Insurance Company


Veterans Life Insurance Co.     Illinois         100% Peoples Benefit             Insurance company
                                                 Life Insurance Company

Peoples Benefit Services, Inc.  Pennsylvania     100% Veterans Life Insurance     Special-purpose
                                                 Company                          subsidiary

Coverna Direct Insurance        Maryland         100% Peoples Benefit             Insurance agency
Services, Inc.                                   Life Insurance Company

Ammest Realty Corporation       Texas            100% Monumental Life             Special-purpose
                                                 Insurance Company                subsidiary

JMH Operating Company, Inc.     Mississippi      100% People's Benefit Life       Real estate holdings
                                                 Insurance Company

Capital Liberty, L.P.           Delaware         99.0% Monumental Life            Holding company
                                                 Insurance Company
                                                 1.0% CGC

Transamerica Corporation        Delaware         100% AEGON NV                    Major interest in
("TAC")                                                                           insurance and finance

AEGON Funding Company II        Delaware         100% TAC                         Commercial paper
                                                                                  insurance

Transamerica Pacific            Hawaii           100% TAC                         Life insurance
Insurance Company, Ltd.

TREIC Enterprises, Inc.         Delaware         100% TFC                         Investments

ARC Reinsurance Corporation     Hawaii           100% Transamerica Corp.          Property & Casualty
                                                                                  Insurance

Transamerica Management, Inc.   Delaware         100% ARC Reinsurance Corp.       Asset management

Inter-America Corporation       California       100% Transamerica Corp.          Insurance Broker

Pyramid Insurance Company,      Hawaii           100% Transamerica Corp.          Property & Casualty
Ltd.                                                                              Insurance

Transamerica Business Tech      Delaware         100% Transamerica Corp.          Telecommunications
Corp.                                                                             and data processing

Transamerica CBO I, Inc.        Delaware         100% Transamerica Corp.          Owns and manages a
                                                                                  pool of high-yield
                                                                                  bonds

Transamerica Corporation        Oregon           100% Transamerica Corp.          Name holding only -
(Oregon)                                                                          Inactive

Transamerica Finance Corp.      Delaware         100% Transamerica Corp.          Commercial & Consumer
                                                                                  Lending & equipment
                                                                                  leasing

TA Leasing Holding Co., Inc.    Delaware         100% Transamerica Finance Corp.  Holding company



Trans Ocean Ltd.                Delaware         100% TA Leasing Holding Co.      Holding company
                                                 Inc.

Trans Ocean Container Corp.     Delaware         100% Trans Ocean Ltd.            Intermodal leasing
("TOCC")

SpaceWise Inc.                  Delaware         100% TOCC                        Intermodal leasing

Trans Ocean Container           Delaware         100% TOL                         Intermodal leasing
Finance Corp.

Trans Ocean Leasing             Germany          100% TOCC                        Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.    Austria          100% TOCC                        Intermodal leasing

Trans Ocean Management S.A.     Switzerland      100% TOCC                        Intermodal leasing

Trans Ocean Regional            California       100% TOCC                        Holding company
Corporate Holdings

Trans Ocean Tank Services       Delaware         100% TOCC                        Intermodal leasing
Corp.

Transamerica Leasing Inc.       Delaware         100% TA Leasing Holding Co.      Leases & Services
                                                                                  intermodal equipment

Transamerica Leasing Holdings   Delaware         100% Transamerica Leasing Inc.   Holding company
Inc. ("TLHI")

Greybox Logistics Services      Delaware         100% TLHI                        Intermodal leasing
Inc.

Greybox L.L.C. ("G")            Delaware         100% TLHI                        Intermodal freight
                                                                                  container interchange
                                                                                  facilitation service

Transamerica Trailer            France           100% Greybox L.L.C.              Leasing
Leasing S.N.C.

Greybox Services Limited        U.K.             100% TLHI                        Intermodal leasing

Intermodal Equipment, Inc.      Delaware         100% TLHI                        Intermodal leasing

Transamerica Leasing N.V.       Belg.            100% Intermodal Equipment Inc.   Leasing

Transamerica Leasing SRL        Italy            100% Intermodal Equipment Inc.   Leasing

Transamerica Distribution       Delaware         100% TLHI                        Dormant
Services, Inc.

Transamerica Leasing            Belg.            100% TLHI                        Leasing
Coordination Center

Transamerica Leasing do         Braz.            100% TLHI                        Container Leasing
Brasil Ltda.



Transamerica Leasing GmbH       Germany          100% TLHI                        Leasing

Transamerica Trailer Leasing    Poland           100% TLHI                        Leasing
Sp. z.o.o

Transamerica Leasing Limited    U.K.             100% TLHI                        Leasing

ICS Terminals (UK) Limited      U.K.             100% Transamerica Leasing        Leasing
                                                 Limited

Transamerica Leasing Pty. Ltd.  Australia        100% TLHI                        Leasing

Transamerica Leasing (Canada)   Canada           100% TLHI                        Leasing
Inc.

Transmerica Leasing (HK) Ltd.   H.K.             100% TLHI                        Leasing

Transamerica Leasing            S. Africa        100% TLHI                        In Liquidation -
(Proprietary) Limited                                                             Intermodal leasing

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
I Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
II Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
III Inc.

Transamerica Trailer Leasing    Swed.            100% TLHI                        Leasing
AB

Transamerica Trailer Leasing    Switzerland      100% TLHI                        Leasing
AG

Transamerica Trailer Leasing    Denmark          100% TLHI                        Leasing
A/S

Transamerica Trailer Leasing    Germany          100% TLHI                        Leasing
GmbH

Transamerica Trailer Leasing    Belgium          100% TLHI                        Leasing
(Belgium) N.V.

Transamerica Trailer Leasing    Netherlands      100% TLHI                        Leasing
(Netherlands) B.V.

Transamerica Alquiler de        Spain            100% TLHI                        Leasing
Trailer Spain S.L.

Transamerica Transport Inc.     New Jersey       100% TLHI                        Dormant

Transamerica Commercial         Delaware         100% Transamerica Finance Corp.  Holding company
Finance Corporation, I
("TCFCI")

Transamerica Equipment          Delaware         100% TCFCI                       Investment in Various
Financial Services                                                                equipment leases and
Corporation                                                                       loans



BWAC Credit Corporation         Delaware         100% TCFCI                       Inactive

BWAC International Corporation  Delaware         100% TCFCI                       Retail Appliance and
                                                                                  furniture stores

BWAC Twelve, Inc.               Delaware         100% TCFCI                       Holding company

TIFCO Lending Corporation       Illinois         100% BWAC Twelve, Inc.           General financing

Transamerica Insurance          Maryland         100% BWAC Twelve, Inc.           Insurance premium
Finance Corporation ("TIFC")                                                      financing

Transamerica Insurance          California       100% TIFC                        Insurance premium
Finance Corporation,
California

Transamerica Insurance          Ontario          100% TIFC                        Insurance premium
Finance Corporation, Canada                                                       financing

Transamerica Business Credit    Delaware         100% TCFCI                       Lending, leasing &
Corporation ("TBCC")                                                              equipment financing

Transamerica Mezzanine          Delaware         100% TBCC                        Holding company
Financing, Inc.

Bay Capital Corporation         Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Coast Funding Corporation       Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Small Business     Delaware         100% TBCC                        Holding company
Capital, Inc. ("TSBC")

Transamerica Emergent           Delaware         100% SBCI                        Dormant
Business Capital Holdings,
Inc.

Gulf Capital Corporation        Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Direct Capital Equity           Delaware         100% TBCC                        Small business loans
Investment, Inc.

TA Air East, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air I, Corp.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air II, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air III, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TA Air IV, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air V, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VI, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VII, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VIII, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air IX, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air X, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air XI, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XII, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIV, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XV, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVI, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVIII, Corp.             Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIX, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XX, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Heli I, Inc.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation


TA Marine I, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine II, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine IV, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine VI, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine V, Inc.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine III, Corp.            Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Public Finance Air I, Corp.  Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TBC I, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC II, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC III, Inc.                   Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC IV, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC V, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC VI, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax I, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax II, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax III, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IV, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax V, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TBC Tax VI, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VII, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VIII, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IX, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

The Plain Company               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Distribution       Delaware         100% TCFCI                       Holding company
Finance Corporation ("TDFC")

Transamerica Accounts Holding   Delaware         100% TDFC                        Holding company
Corp.

Transamerica Commercial         Delaware         100% TIFC                        Finance company
Finance Corporation ("TCFC")

Transamerica Acquisition        Canada           100% TCFCC                       Holding company
Corporation, Canada

Transamerica Distribution       Delaware         100% TCFC                        Commercial Finance
Finance Corporation -
Overseas, Inc. ("TDFOI")

TDF Mauritius Limited           Mauritius        100% TDFOI                       Mauritius holding
                                                                                  company

Inventory Funding Trust         Delaware         100% TCFC                        Delaware Business
                                                                                  Trust

Inventory Funding Company, LLC  Delaware         100% Inventory Funding Trust     Holding company

TCF Asset Management            Colorado         100% TCFC                        A depository for
Corporation                                                                       foreclosed real and
                                                                                  personal property

Transamerica Joint Ventures,    Delaware         100% TCFC                        Holding company
Inc.

Transamerica Inventory          Delaware         100% TDFC                        Holding company
Finance Corporation ("TIFC")

Transamerica GmbH, Inc.         Delaware         100% TIFC                        Holding company

Transamerica                    Netherlands      100% Trans. GmbH, Inc.           Commercial lending in
Fincieringsmaatschappij B.V.                                                      Europe

BWAC Seventeen, Inc.            Delaware         100% TIFC                        Holding company



Transamerica Commercial         Ontario          100% BWAC Seventeen, Inc.        Dormant
Finance Canada, Limited

Transamerica Commercial         Canada           100% BWAC Seventeen, Inc.        Commercial finance
Finance Corporation, Canada

TCF Commercial Leasing          Ontario          100% TCFCC                       Dormant
Corporation, Canada

Cantrex Group Inc.              Quebec           76% TACC                         Buying group and
                                                                                  retail merchant
                                                                                  services

BWAC Twenty-One, Inc.           Delaware         100% TIFC                        Holding company

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Commercial lending
Finance Limited ("TCFL")

TDF Credit Insurance Services   U.K.             100% TCFL                        Credit insurance
Limited                                                                           brokerage

Whirlpool Financial             Poland           100% TCFL                        Inactive - commercial
Corporation Polska Spozoo                                                         finance

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Holding company
Holdings Limited

Transamerica Commercial         France           100% TIFC                        Factoring company
Finance France S.A.

Transamerica GmbH               Frankfurt,       100% GmbH                        Commercial lending in
                                Germany                                           Germany

Transamerica Retail Financial   Delaware         100% TIFC                        Provides retail
Services Corporation                                                              financing
("TRFSC")

Transamerica Bank, NA           Delaware         100% TRFSC                       Bank

Transamerica Consumer Finance   Delaware         100% TRFSC                       Consumer finance
Holding Company ("TCFHC")                                                         holding company

Transamerica Mortgage Company   Delaware         100% TCFHC                       Consumer mortgages

Transamerica Consumer           Delaware         100% TCFHC                       Securitization company
Mortgage Receivables Company

Metropolitan Mortgage Company   Florida          100% TCFHC                       Consumer mortgages

Easy Yes Mortgage, Inc.         Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Easy Yes Mortgage, Inc.         Georgia          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only



First Florida Appraisal         Florida          100% Metropolitan Mtg. Co.       Appraisal and
Services, Inc.                                                                    inspection services

First Georgia Appraisal         Georgia          100% First FL App. Srvc, Inc.    Appraisal services
Services, Inc.

Freedom Tax Services, Inc.      Florida          100%. Metropolitan Mtg. Co.      Property tax
                                                                                  information services

J.J. & W. Advertising, Inc.     Florida          100% Metropolitan Mtg. Co.       Advertising and
                                                                                  marketing services

J.J. & W. Realty Corporation    Florida          100% Metropolitan Mtg. Co.       To hold problem REO
                                                                                  properties

Liberty Mortgage Company of     Florida          100% Metropolitan Mtg. Co.       No active
Ft. Myers, Inc.                                                                   business/Name holding
                                                                                  only

Metropolis Mortgage Company     Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Perfect Mortgage Company        Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Transamerica Vendor Financial   Delaware         100% TDFC                        Provides commercial
Service Corporation                                                               leasing

Transamerica Distribution       Mexico           99% TCFC                         Holding company in
Finance Corporation de                                                            Mexican subsidiaries
Mexico S. de R.L. de C.V.

TDF de Mexico S. de R.L. de     Mexico           99% TDFC Mex                     Service company for
C.V.                                                                              Whirlpool receivables

Transamerica Corporate          Mexico           99% TDFC Mex                     Holds employees
Services De Mexico S. de R.L.
de CV

Transamerica Distribution       Mexico           99% TCFC                         Finance company
Finance Factorje S.A. de C.V.

Transamerica Distribution
Finance Insurance Services,    Illinois         100% TCFC                         Finance company
Inc.

Transamerica Flood Hazard       Delaware         100% TAC                         Flood Zone
Certification, Inc.                                                               certification service

Transamerica Home Loan          California       100% TFC                         Consumer mortgages

Transamerica Lending Company    Delaware         100% TFC                         In liquidation -
                                                                                  lending

Transamerica Public Finance,    Delaware         70% TFC                          Financial Services
LLC

Transamerica Financial          California       100% Transamerica Corp.          Investments
Products, Inc.


Transamerica Insurance          Iowa             100% TIHI                        Holding company
Corporation ("TIC")

Arbor Life Insurance Company    Arizona          100% TIC                         Life insurance,
                                                                                  disability insurance

Plaza Insurance Sales Inc.      California       100% TIC                         Casualty insurance
                                                                                  placement

Transamerica Advisors, Inc.     California       100% TIC                         Retail sale of
                                                                                  investment advisory
                                                                                  services

Transamerica Annuity Services   New Mexico       100% TIC                         Performs services
Corp.                                                                             required for
                                                                                  structured settlements

Transamerica Financial          Delaware         100% TIC                         Retail sale of
Resources, Inc.                                                                   securities products

Financial Resources Insurance   Texas            100% Transamerica Fin. Res.      Retail sale of
Agency of Texas                                                                   securities products

TBK Insurance Agency            Ohio             100% Transamerica Fin. Res.      Variable insurance
of Ohio, Inc.                                                                     contract sales in
                                                                                  state of Ohio


Transamerica Financial          Alabama          100% Transamerica Fin. Res.      Insurance agent &
Resources Agency of Alabama,                                                      broker
Inc.

Transamerica Financial          Massachusetts    100% Transamerica Fin. Res.      Insurance agent &
Resources Ins. Agency of                                                          broker
Massachusetts, Inc.

Transamerica International      Delaware         100% TIC                         Holding &
Insurance Services, Inc.                                                          administering foreign
("TIISI")                                                                         operations

AEGON Canada Inc. ("ACI")       Canada           100% TIHI                        Holding company

Transamerica Life Canada        Canada           100% ACI                         Life insurance company

Home Loans and Finance Ltd.     U.K.             100% TIISI                       Inactive

Transamerica Occidental Life    Iowa             100% TIC                         Life insurance
Insurance Company ("TOLIC")

NEF Investment Company          California       100% TOLIC                       Real estate
                                                                                  development

Transamerica China              Hong Kong        99% TOLIC                        Holding company
Investments Holdings Limited

Transamerica Life Insurance     N. Carolina      100% TOLIC                       Life insurance
and Annuity Company
("TALIAC")

Transamerica Assurance Company  Missouri         100% TALIAC                      Life and disability
                                                                                  insurance


Gemini Investments, Inc.        Delaware         100% TALIAC                      Investment subsidiary

Transamerica Life Insurance     Canada           100% TOLIC                       Sells individual life
Company of Canada                                                                 insurance &
                                                                                  investment products
                                                                                  in all provinces and
                                                                                  territories of Canada

Transamerica Life Insurance     New York         100% TOLIC                       Insurance sales
Company of New York

Transamerica South Park         Delaware         100% TOLIC                       Market analysis
Resources, Inc.

Transamerica Variable           Maryland         100% TOLIC                       Mutual Fund
Insurance Fund

USA Administration Services,    Kansas           100% TOLIC                       Third party
Inc.                                                                              administrator

Transamerica Products, Inc.     California       100% TIC                         Holding company
("TPI")

Transamerica Products II, Inc.  California       100% TPI                         Co-general partner

Transamerica Products IV, Inc.  California       100% TPI                         Co-general partner

Transamerica Products I, Inc.   California       100% TPI                         Co-general partner

Transamerica Securities Sales   Maryland         100% TIC                         Life insurance sales
Corp.

Transamerica Service Company    Delaware         100% TIC                         Passive loss tax
                                                                                  service

Transamerica International RE   Bermuda          100% TAC                         Reinsurance
(Bermuda) Ltd.

Transamerica Intellitech, Inc.  Delaware         100% TFC                         Real estate
                                                                                  information and
                                                                                  technology services

Transamerica International      Delaware         100% TAC                         Holding company
Holdings, Inc. ("TIHI")

Transamerica Investment         Delaware         100% TAC                         Investment adviser
Services, Inc. ("TISI")

Transamerica Income Shares,     Maryland         100% TISI                        Mutual fund
Inc.

Transamerica LP Holdings Corp.  Delaware         100% TAC                         Limited partnership
                                                                                  investment

Transamerica Real Estate Tax    Delaware         100% TFC                         Real estate tax
Service, Inc.                                                                     reporting and
                                                                                  processing services

Transamerica Realty Services,   Delaware         100% TAC                         Real estate
Inc. ("TRS")                                                                      investments

Bankers Mortgage Company of CA  California       100% TRS                         Investment management


Pyramid Investment Corporation  Delaware         100% TRS                         Real estate company

The Gilwell Company             California       100% TRS                         Ground lessee of 517
                                                                                  Washington Street,
                                                                                  San Francisco

Transamerica Affordable         California       100% TRS                         General partner LHTC
Housing, Inc.                                                                     Partnership

Transamerica Minerals Company   California       100% TRS                         Owner and lessor of
                                                                                  oil and gas properties

Transamerica Oakmont            California       100% TRS                         General partner
Corporation                                                                       retirement properties

Transamerica Senior             Delaware         100% TAC                         Owns retirement
Properties, Inc. ("TSPI")                                                         properties

Transamerica Senior Living,     Delaware         100% TSPI                        Manages retirement
Inc.                                                                              properties

   Item 27. Number of Contract Owners

   As of December 31, 2000, there were 46 Contract owners.

   Item 28. Indemnification

   The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                   --------
   indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Item 29. Principal Underwriters

            AFSG Securities Corporation
            4333 Edgewood Road, N.E.
            Cedar Rapids, Iowa 52499-0001

   The directors and officers of AFSG Securities Corporation are as follows:

   Larry N. Norman                Anne Spaes

   Director and President         Director and Vice President

   Frank A. Camp

Secretary


Lisa Wachendorf                Linda Gilmer
Director, Vice President and   Treasurer/Controller
Chief Compliance Officer

Thomas R. Moriarty             Priscilla Hechler
Vice President                 Assistant Vice President and Assistant Secretary

Emily Bates                    Thomas Pierpan
Assistant Treasurer            Assistant Vice President and Assistant Secretary

Clifton Flenniken              Darin D. Smith
Assistant Treasurer            Vice President and Assistant Secretary


The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.



Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $79,541.68 and $0 from the Registrant for the year ending December 31, 2000 and December 31, 1999, respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.


AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C and AUSA Series Life Account. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Transamerica Occidental Life Separate Account VUL-3. This account is a separate account of Transamerica Occidental Life Insurance Company.

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.


Item 31.  Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional

     Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 6th day of December, 2001.



                                            SEPARATE ACCOUNT VA D

                                            TRANSAMERICA LIFE INSURANCE COMPANY
                                            Depositor

                                                                              *
                                            -----------------------------------
                                            Larry N. Norman
                                            President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                              Title                          Date
----------                              -----                          ----
                                    *   Director                       __________, 2001
-------------------------------------
Patrick S. Baird

         /s/ Craig D. Vermie            Director                       December 6, 2001
------------------------------------
Craig D. Vermie

                                    *   Director                       __________, 2001
-------------------------------------   (Principal Executive Officer)
Larry N. Norman

                                    *   Director                       __________, 2001
-------------------------------------
Bart Herbert, Jr.

                                    *   Director                       __________, 2001
-------------------------------------
Douglas C. Kolsrud

                                    *   Vice President and             __________, 2001
-------------------------------------   Corporate Controller
Robert J. Kontz

                                    *   Treasurer                      __________, 2001
-------------------------------------
Brenda K. Clancy
By Craig D. Vermie, Attorney-in-Fact

                                                                Registration No.
                                                                       333-94489




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                 ---------------

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                              SEPARATE ACCOUNT VA D

                                 ---------------

                                  EXHIBIT INDEX
                                  -------------


Exhibit No.    Description of Exhibit                               Page No.*
-----------    ----------------------                               ---------

(4)(a)(1)      Form of Policy Endorsement (Additional Death
               Distribution) (Group Master)

(4)(b)(1)      Form of Policy Endorsement (Additional Death
               Distribution) (Group Certificate)




-----------------------------
* Page numbers included only in manually executed original.